Unaudited consolidated interim statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flow from operating activities
Income / (loss) for the period	€ (36,074)	€ (17,340)
Adjustments for the period:
Income taxes	2	2
Depreciation and amortization	703	624
Share-based payments	9,872	4,695
Finance income / costs - net	(2,724)	(3,947)
Total	(28,221)	(15,966)
Change in trade and other receivables	(715)	(1,324)
Change in inventories	(150)	(366)
Change in other assets and prepaid expenses	(3,873)	924
Change in trade, other payables, provisions and contract liabilities	(21,372)	(16,262)
Sub-total	(54,331)	(32,994)
Interest received	82	0
Paid interest	(653)	(377)
Paid income tax	(2)	(2)
Net cash used in operating activities	(54,904)	(33,373)
Cash flow from investing activities
Purchase of intangible assets	0	(5)
Purchase of leasehold improvements and equipment	(194)	(1,502)
Cash received from the sale of financial assets	1,518	0
Net cash used for / generated from investing activities	1,324	(1,507)
Cash flow from financing activities
Proceeds from issue of common shares, including exercise of share-based payment awards	95,907	103,242
Transaction costs related to issue of common shares	(5,894)	(6,447)
Proceeds from borrowings	0	10,000
Transaction costs related to borrowings	0	(236)
Repayment of lease liabilities	(352)	(228)
Repayment of borrowings	(47)	(46)
Cash flow from financing activities	89,614	106,285
Exchange-rate related changes of cash and cash equivalents	3,568	4,417
Net changes to cash and cash equivalents	36,034	71,405
Cash and cash equivalents at the beginning of the period	197,630	146,854
Cash and cash equivalents at the end of the period	€ 237,232	€ 222,676